Note 9 - Warrants (Details) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 12, 2015	Sep. 30, 2015	Sep. 30, 2015	Aug. 28, 2015	Aug. 25, 2015	Dec. 31, 2014	Dec. 04, 2014	Sep. 30, 2014	Jul. 30, 2014
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)		2,082,222	2,082,222					822,222
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		2,060,000	2,060,000			1,760,000
Warrants and Rights Outstanding	$ 347,000	$ 1,670,000	$ 1,670,000			$ 3,200,000
Fair Value Adjustment of Warrants			$ 1,877,000
Probability of Future Private Stock Offering			15.00%
Warrant [Member]
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)		22,222	22,222					22,222
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50	$ 1.50
Revolving Credit Facility [Member] | Wells Fargo [Member]
Note 9 - Warrants (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 6,000,000		$ 5,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)	$ 1,000,000
Warrant [Member]
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)		2,060,000	2,060,000
July 30, 2014 Warrants [Member]
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.46	$ 1.46	$ 1.46		$ 3.15			$ 3.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		800,000	800,000			800,000			800,000
Difference In Warrant Exercise Price And Market Price Per Share (in Dollars per share)									$ 0.01
Warrant Liability Based on Warrants' Fair Value									$ 1,420,000
Amortization of Financing Costs		$ 194,000	$ 582,000
Warrants and Rights Outstanding		622,000	622,000			$ 1,410,000
Fair Value Adjustment of Warrants		$ 250,000	788,000
Minimum Public Offering for Warrant Provision			$ 10,000,000
December 4, 2014 Warrants [Member]
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.46	$ 1.46	$ 1.46		$ 2.71	$ 2.71
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		960,000	960,000			960,000	960,000
Warrant Liability Based on Warrants' Fair Value							$ 1,660,000
Amortization of Financing Costs		$ 203,000	$ 756,000
Warrants and Rights Outstanding		787,000	787,000			$ 1,790,000
Fair Value Adjustment of Warrants		$ 212,000	$ 1,003,000
Probability of Future Private Stock Offering			95.00%
August 12, 2015 Warrants [Member]
Note 9 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.70	$ 1.46	$ 1.46		$ 1.46
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	300,000	249,990	249,990
Warrant Liability Based on Warrants' Fair Value	$ 347,000
Amortization of Financing Costs	50,000
Warrants and Rights Outstanding	$ 347,000	$ 261,000	$ 261,000
Fair Value Adjustment of Warrants		$ 86,000	$ 86,000
Probability of Future Private Stock Offering			95.00%
Probability of Strike Price Adjustment Being Approved by Stockholders			100.00%